N-Q

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds

(Exact name of registrant as specified in charter)

1 Main Street North, Minot, ND	58703
(Address of principal offices)	(Zip code)

Brent Wheeler and/or Kevin Flagstad, PO Box 500, Minot, ND 58702

(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. SCHEDULE OF INVESTMENTS

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 30, 2012 (unaudited)
	Principal Amount	Fair Value
CORPORATE BONDS (92.9%)

Consumer Discretionary (22.5%)
AMC Entertainment Inc 8.750% 6/1/19	$35,000	$36,663
AMC Entertainment Holdings 9.750% 12/1/20	115,000	108,388
AWAS Aviation Capital LT - 144A 7.000% 10/15/16	90,400	94,242
Academy Ltd -144A 9.250% 8/1/19	80,000	82,100
Allison Transmission Inc - 144A 7.125% 5/15/19	105,000	108,675
American Axle 7.875% 3/1/17	100,000	103,250
American Axle & MFG Inc - 144A 9.250% 1/15/17	13,000	14,528
American Tire Dist Inc 9.750% 6/1/17	45,000	48,488
Bon-Ton Dept Stores 10.250% 3/15/14	50,000	43,625
CCO Holdings LLC/Cap Corp 7.875% 4/30/18	130,000	140,400
CCO Holdings LLC/CAP Corp 7.000% 1/15/19	115,000	121,900
CCO Holdings LLC/CAP Corp 7.375% 6/1/20	20,000	21,700
Cablevision Systems Corp 8.625% 9/15/17	100,000	108,875
Caesars Operating Escrow - 144A 8.500% 2/15/20	20,000	20,350
Cequel Com Hldg I/Cap CP - 144A 8.625% 11/15/17	55,000	59,056
*Chrysler GP/CG CO-Issuer 8.000% 6/15/19	200,000	201,000
Cinemark USA Inc 7.375% 6/15/21	40,000	42,900
Citycenter Holdings/Fin 7.625% 1/15/16	105,000	110,775
Claire's Stores Inc - 144A 9.000% 3/15/19	85,000	87,869
Clear Channel Communication 9.000% 3/1/21	135,000	121,500
Clear Channel Worldwide - 144A 7.625% 3/15/20	5,000	4,825
Clear Channel Worldwide - 144A 7.625% 3/15/20	50,000	49,000
Dana Holding Corp 6.500% 2/15/19	55,000	58,300
*Dish DBS Corp 7.875% 9/1/19	245,000	281,750
Dish DBS Corp 6.750% 6/1/21	75,000	80,813
Easton-Bell Sports Inc 9.750% 12/1/16	185,000	204,656
Echostar DBS Corp 7.125% 2/1/16	140,000	154,875
*Ford Motor Credit Co LLC 5.000% 5/15/18	330,000	341,832
GXS Worldwide Inc 9.750% 6/15/15	70,000	68,075
GWR Operating Partnership 10.875% 4/1/17	75,000	82,031
Goodyear Tire & Rubber Corp 8.750% 8/15/20	45,000	48,825
Goodyear Tire & Rubber Corp 8.250% 8/15/20	90,000	95,625
Goodyear Tire & Rubber 7.000% 5/15/22	35,000	34,038
Gymboree Corp 9.125% 12/1/18	100,000	92,250
Hanesbrands Inc 8.000% 12/15/16	90,000	99,000
Hanesbrands Inc 6.375% 12/15/20	55,000	56,513
*Harrahs Operating Co Inc 11.250% 6/1/17	365,000	397,850
Harrahs Operating Co Inc 10.000% 12/15/18	60,000	46,350
Hughes Satellite Systems Corp 7.625% 6/15/21	25,000	26,813
Hughes Satellite Systems Corp 6.500% 6/15/19	50,000	52,250
Interactive Data Corp 10.250% 8/1/18	107,000	121,713
Inventiv Health Inc - 144A 10.000% 8/15/18	35,000	31,500
Inventiv Health Inc - 144A 10.000% 8/15/18	50,000	45,250
Chinos Acquistion Corp 8.125% 3/1/19	95,000	96,663
Libbey Glass Inc 10.000% 2/15/15	121,000	129,319
Limited Brands Inc 6.625% 4/1/21	35,000	37,931
*MGM Mirage Inc 7.625% 1/15/17	205,000	211,663
MGM Mirage Inc - 144A 8.625% 2/1/19	60,000	64,350
MGM Mirage Inc 9.000% 3/15/20	175,000	194,688
Marina District Fin 9.500% 10/15/15	45,000	41,063
Marina District Fin 9.875% 8/15/18	130,000	116,675
(2)Michaels Stores Inc 13.000% 11/1/16	55,000	58,025
Michaels Stores Inc 7.750% 11/1/18	110,000	117,150
Nexeo Solutions LLC - 144A 8.375% 3/1/18	65,000	64,350
JC Penney Corp 7.950% 4/1/17	90,000	100,350
Petco Animal Supplies - 144A 9.250% 12/1/18	90,000	98,775
Polymer Group Inc 7.750% 2/1/19	75,000	78,938
*Quebecor Media 7.750% 3/15/16	210,000	215,513
Royal Caribbean Cruises 7.250% 6/15/16	40,000	43,200
Sally Holdings - 144A 6.875% 11/15/19	20,000	21,300
*Sealy Mattress Co 8.250% 6/15/14	210,000	205,800
Service Corp Intl 6.750% 4/1/16	20,000	21,650
Service Corp Intl 7.625% 10/1/18	25,000	28,750
Service Corp Intl 7.000% 5/15/19	60,000	64,950
(3)(4)Servicemaster Company - 144A 10.750% 7/15/15	37,000	38,897
Simmons Bedding Co - 144A 11.250% 7/15/15	190,000	196,414
Stewart Enterprises 6.500% 4/15/19	35,000	36,488
Uncle Acquistion 2010 8.625% 2/15/19	95,000	97,613
Vail Resorts Inc 6.500% 5/1/19	65,000	68,250
Visant Corp 10.000% 10/1/17	55,000	51,356
Visteon Corp 6.750% 4/15/19	90,000	91,350
WMG Acquisition Corp 9.500% 6/15/16	90,000	98,100
Zayo Group LLC/Zayo Cap 10.250% 3/15/17	100,000	111,750
		6,951,739
Consumer Staples (6.4%)
Bumble Bee Acquisition - 144A 9.000% 12/15/17	128,000	130,560
*Central Garden & Pet Co 8.250% 3/1/18	135,000	139,219
*Clear Channel Worldwide 9.250% 12/15/17	265,000	290,506
Del Monte Corp 7.625% 2/15/19	190,000	189,050
Dole Foods Co - 144A 8.000% 10/1/16	25,000	26,250
Michael Foods Inc 9.750% 7/15/18	95,000	104,381
Reynolds GRP ISS/Reynold - 144A 9.000% 4/15/19	300,000	295,500
Reynolds GRP ISS/Reynold - 144A 9.875% 8/15/19	100,000	102,250
Reynolds Group - 144A 8.250% 2/15/21	100,000	94,000
Rite Aid Corp 7.500% 3/1/17	50,000	51,000
Rite Aid Corp 9.500% 6/15/17	45,000	45,112
Rite Aid Corp 9.750% 6/12/16	55,000	60,912
Rite Aid Corp - 144A 9.250% 3/15/20	35,000	35,350
Spectrum Brands Inc 9.500% 6/15/18	50,000	56,375
Spectrum Brands Inc - 144A 9.500% 6/15/18	55,000	62,012
Spectrum Brands Hldgs - 144A 6.750% 3/15/20	50,000	50,500
Supervalu Inc 8.000% 5/1/16	100,000	104,750
Yankee Acquisition Corp 9.750% 2/15/17	120,000	124,500
		1,962,227
Energy (6.8%)
Amerigas Finance LLC 6.750% 5/20/20	45,000	45,675
*Arch Coal Inc 8.750% 8/1/16	125,000	131,250
Arch Coal Inc - 144A 7.000% 6/15/19	40,000	36,900
Arch Coal Inc - 144A 7.250% 6/15/21	25,000	23,063
Atwood Oceanics Inc 6.500% 2/1/20	10,000	10,500
Berry Petroleum Co 6.375% 9/15/22	45,000	46,238
Breitburn Energy Partner 8.625% 10/15/20	65,000	69,063
Breitburn Energy Partner - 144A 7.875% 4/15/22	70,000	71,400
Chesapeake Energy Corp 6.625% 8/15/20	95,000	96,663
Chesapeake Midstream PT - 144A 6.125% 7/15/22	45,000	45,338
Chesapeake Oil - 144A 6.625% 11/15/19	25,000	24,813
Cloud Peak Energy 8.250% 12/15/17	65,000	66,300
Crosstex Energy LP 8.875% 2/15/18	140,000	148,750
Denbury Resources Inc 8.250% 2/15/20	25,000	27,938
EV Energy Partners 8.000% 4/15/19	115,000	117,875
Eagle Rock Energy Partners 8.375% 6/1/19	70,000	72,100
El Paso Corporation 7.250% 6/1/18	80,000	89,559
Forest Oil Corp 7.250% 6/15/19	110,000	107,525
(3)GMX Resources Inc - 144A 11.000% 12/1/17	87,000	72,645
Inergy LP/Inergy Fin 7.000% 10/1/18	40,000	39,000
James River Escrow Inc 7.875% 4/1/19	80,000	54,400
Kodiak Oil & Gas Corp - 144A 8.125% 12/1/19	85,000	89,888
Linn Energy LLC 8.625% 4/15/20	75,000	80,813
Linn Energy LLC 7.750% 2/1/21	30,000	31,125
Linn Energy LLC - 144A 6.500% 5/15/19	15,000	14,700
Linn Energy LLC - 144A 6.250% 11/1/19	80,000	77,600
Oasis Petroleum Inc 7.250% 2/1/19	5,000	5,263
Peabody Energy Corp - 144A 6.000% 11/15/18	75,000	73,500
Peabody Energy Corp - 144A 6.250% 11/15/21	30,000	29,400
Petrohawk Energy Corp 6.250% 6/1/19	30,000	33,975
Range Resources Corp 5.000% 8/15/22	15,000	14,813
Sandridge Energy Inc - 144A 8.000% 6/1/18	30,000	30,600
Trinidad Drilling Ltd - 144A 7.875% 1/15/19	80,000	85,100
#Vanguard Nat Res/VNR Fin 7.875% 4/1/20	35,000	34,869
Venoco Inc 8.875% 2/15/19	55,000	50,325
WPX Energy Inc - 144A 6.000% 1/15/22	55,000	55,000
		2,103,966
Financials (7.5%)
*Ally Financial Inc 6.250% 12/1/17	340,000	350,111
Ally Financial Inc 5.500% 2/15/17	105,000	105,125
Avaya Inc 9.750% 11/1/15	25,000	24,625
(3)Avaya Inc 10.125% 11/1/15	100,165	99,163
Avaya Inc - 144A 7.000% 4/1/19	90,000	90,225
*(4)Bank of America Corp 8.000% 12/29/49	150,000	153,816
CIT Group Inc - 144A 7.000% 5/2/16	65,000	65,163
CIT GROUP INC - 144A 7.000% 5/2/17	50,000	50,125
Cit Group Inc 5.250% 3/15/18	120,000	122,400
CNH Capital LLC - 144A 6.250% 11/1/16	25,000	26,813
(4)Citigroup Capital XXI 8.300% 12/21/57	75,000	75,713
Claires Stores Inc 8.875% 3/15/19	65,000	57,200
Host Hotels & Resorts LP 9.000% 5/15/17	10,000	11,063
Intl Lease Fin Corp 8.625% 9/15/15	75,000	82,500
Intl Lease Fin Corp 8.250% 12/15/20	90,000	99,019
*Intl Lease Fin Corp 8.750% 3/15/17	255,000	283,688
Intl Lease Fin Corp 6.250% 5/15/19	15,000	14,806
Intl Lease Fin Corp 5.750% 5/15/16	45,000	44,950
Intl Lease Finance Corp 5.875% 4/1/19	25,000	24,161
Intl Lease Finance Corp 4.875% 4/1/15	25,000	24,745
Realogy Corp - 144A 7.875% 2/15/19	120,000	120,000
Realogy Corp - 144A 7.625% 1/15/20	10,000	10,450
Regions Financial Corp 5.750% 6/15/15	90,000	94,275
Tomkins LLC/Tomkins Inc 9.000% 10/1/18	87,000	96,353
UPCB Fin III LTD - 144A 6.625% 7/1/20	150,000	153,000
WM Fin Corp - 144A 11.500% 10/1/18	40,000	42,800
		2,322,289
Health Care (10.7%)
Accellent Inc 8.375% 2/1/17	60,000	60,300
Accellent Inc 10.000% 11/1/17	100,000	81,625
*(3)Biomet Inc 10.375% 10/15/17	365,000	393,287
*Community Health Systems 8.875% 7/15/15	31,000	32,124
Community Health Systems - 144A 8.000% 11/15/19	35,000	36,225
Chiron Merger Inc - 144A 10.500% 11/1/18	165,000	171,394
DJO Fin LLC/DJO Fin Corp 7.750% 4/15/18	150,000	123,000
DJO Fin LLC/DJO Fin Corp - 144A 8.750% 3/15/18	35,000	35,350
Davita Inc 6.375% 11/1/18	70,000	73,325
Davita Inc 6.625% 11/1/20	15,000	15,675
Endo Pharmaceut Holdings Inc 7.000% 7/15/19	30,000	32,025
Fresenius Med Care II - 144A 5.625% 7/31/19	25,000	25,750
Fresenius Med Care II - 144A 5.875% 1/31/22	15,000	15,412
HCA Inc 8.000% 10/1/18	30,000	32,700
HCA Inc 6.500% 2/15/20	45,000	47,250
*HCA Inc 7.500% 2/15/22	290,000	308,850
HCA Holdings Inc 7.750% 5/15/21	250,000	258,437
Healthsouth Corp 7.250% 10/1/18	60,000	64,050
Healthsouth Corp 7.750% 9/15/22	60,000	64,800
Health Management Assoc 6.125% 4/15/16	105,000	109,856
Health Management Assoc - 144A 7.375% 1/15/20	50,000	51,000
Mylan Inc - 144A 7.625% 7/15/17	35,000	38,500
Mylan Inc - 144A 7.875% 7/15/20	90,000	100,350
Radiation Therapy Service 9.875% 4/15/17	100,000	80,250
(3)Surgical Care Affiliates - 144A 8.875% 7/15/15	208,726	209,770
Tenet Healthcare Corp 9.250% 2/1/15	105,000	116,550
Tenet Healthcare Corp 8.875% 7/1/19	25,000	28,000
Tenet Healthcare Corp 8.000% 8/1/20	110,000	113,300
Tenet Healthcare Corp - 144A 6.250% 11/1/18	50,000	51,625
#USPI Finance Corp - 144A 9.000% 4/1/20	45,000	46,350
(3)United Surgical Partners 9.250% 5/1/17	150,000	157,500
Valeant Pharmaceuticals - 144A 6.750% 10/1/17	40,000	40,500
Valeant Pharmaceuticals - 144A 7.000% 10/1/20	10,000	9,950
Valeant Pharmaceuticals - 144A 6.875% 12/1/18	170,000	171,275
Valeant Pharmaceuticals - 144A 7.250% 7/15/22	90,000	89,100
		3,285,455
Industrials (12.1%)
ACCO Brands Corp 7.625% 8/15/15	15,000	15,413
Aircastle Ltd 9.750% 8/1/18	65,000	72,475
Aircastle Ltd -144A 9.750% 8/1/18	20,000	22,200
#Aircastle Ltd - 144A 6.750% 4/15/17	35,000	35,263
#Aircastle Ltd - 144A 7.625% 4/15/20	10,000	10,075
Alliant Techsystems Inc 6.750% 4/1/16	115,000	117,587
Amsted Industries - 144A 8.125% 3/15/18	105,000	112,350
Associated Materials Inc 9.125% 11/1/17	100,000	97,250
Avis Budget Car Rental 9.625% 3/15/18	65,000	70,525
Avis Budget Car Rental 8.250% 1/15/19	125,000	130,312
Belden Inc 9.250% 6/15/19	65,000	71,500
Bombardier Inc - 144A 5.750% 3/15/22	45,000	43,762
Building Materials Corp - 144A 6.875% 8/15/18	20,000	21,025
Building Materials Corp - 144A 6.750% 5/1/21	60,000	63,675
CDW LLC/CDW Finance 8.500% 4/1/19	45,000	47,812
CDW LLC/CDW Finance - 144A 8.500% 4/1/19	55,000	58,437
CEVA Group Plc - 144A 8.375% 12/1/17	150,000	148,500
Case New Holland Inc 7.875% 12/1/17	65,000	75,562
Clean Harbors Inc 7.625% 8/15/16	56,000	58,940
Energy Future/EFIH Finan 10.000% 12/1/20	77,000	83,930
Geo Group Inc 7.750% 10/15/17	110,000	118,937
General Cable Corp 7.125% 4/1/17	100,000	103,000
Great Lakes Dredge & Dock 7.375% 2/1/19	95,000	97,137
Griffon Corp 7.125% 4/1/18	75,000	77,531
*Hertz Corp 7.500% 10/15/18	175,000	185,719
Hillman Group Inc 10.875% 6/1/18	85,000	89,037
Interline Brands Inc 7.000% 11/15/18	85,000	89,675
Iron Mountain Inc 8.750% 7/15/18	130,000	134,875
Manitowoc Company Inc 9.500% 2/15/18	45,000	49,725
Manitowoc Company Inc 8.500% 11/1/20	85,000	93,500
Mueller Water Products 8.750% 9/1/20	50,000	56,000
NXP BV/NXP Funding LLC - 144A 10.000% 7/15/13	75,000	81,375
NXP BV/NXP Funding LLC - 144A 9.750% 8/1/18	115,000	129,950
Oshkosh Corp 8.250% 3/1/17	70,000	75,950
Oshkosh Corp 8.500% 3/1/20	20,000	21,775
Ply Gem Industriers 8.250% 2/15/18	80,000	80,500
RBS Global & Rexnord Corp 8.500% 5/1/18	120,000	128,700
RSC Equipment Rental Inc 9.500% 12/1/14	71,000	72,952
RSC Equipment Rent/RSC Holdings 10.250% 11/15/19	15,000	16,800
RSC Equipment Rent/RSC Holdings 8.250% 2/1/21	60,000	63,900
Sensata Technologies - 144A 6.500% 5/15/19	110,000	115,087
Sequa Corp - 144A 11.750% 12/1/15	75,000	79,687
Spirit Aerosystems Inc 7.500% 10/1/17	105,000	113,137
Terex Corp 8.000% 11/15/17	100,000	103,500
Terex Corp 6.500% 4/1/20	25,000	25,188
UR Financing Escrow Corp -144A 7.375% 5/15/20	15,000	15,337
UR Financing Escrow Corp - 144A 7.625% 4/15/22	30,000	30,825
United Rentals North Am 9.250% 12/15/19	100,000	110,250
United Rentals North Am 8.375% 9/15/20	30,000	31,050
		3,747,692
Information Technology (7.4%)
Amkor Technologies Inc 7.375% 5/1/18	90,000	96,413
Aspect Software Inc 10.625% 5/15/17	65,000	69,388
Audatex North America Inc - 144A 6.750% 6/15/18	55,000	57,750
Commscope Inc - 144A 8.250% 1/15/19	105,000	111,825
Epicor Software Corp 8.625% 5/1/19	85,000	86,913
Fidelity National Information Svsc 7.625% 7/15/17	50,000	54,750
Fidelity National Information Svsc 7.875% 7/15/20	15,000	16,650
First Data Corp - 144A 8.875% 8/15/20	110,000	119,212
First Data Corp - 144A 8.250% 1/15/21	138,000	134,895
(3)First Data Corp - 144A 8.750% 1/15/22	138,000	133,170
*First Data Corp 12.625% 1/15/21	227,000	227,567
First Data Corp - 144A 7.375% 6/15/19	65,000	66,219
Freescale Semiconductor - 144A 10.125% 3/15/18	70,000	78,050
Freescale Semiconductor - 144A 9.250% 4/15/18	80,000	87,600
Freescale Semiconductor 8.050% 2/1/20	55,000	55,275
#Lawson Software - 144A 9.375% 4/1/19	15,000	15,525
Alcatel-Lucent USA Inc 6.450% 3/15/29	160,000	126,400
MEMC Electronics Materia 7.750% 4/1/19	75,000	59,625
MagnaChip Semiconductor 10.500% 4/15/18	145,000	161,675
Mantech International 7.250% 4/15/18	50,000	53,250
SSI Invest II/Co-Issr LLC 11.125% 6/1/18	100,000	111,000
Sinclair Television Group - 144A 9.250% 11/1/17	85,000	94,562
Sinclair Television Group 8.375% 10/15/18	30,000	32,400
Sungard Data Systems Inc 10.250% 8/15/15	150,000	155,812
Sungard Data Systems Inc 7.375% 11/15/18	85,000	90,312
		2,296,238
Materials (7.8%)
Aleris Intl Inc 7.625% 2/15/18	20,000	20,925
Ardagh Packaging Fin - 144A 9.125% 10/15/20	200,000	214,500
Atkore International Inc 9.875% 1/1/18	85,000	89,037
Bway Holding Co 10.000% 6/15/18	130,000	142,675
Clearwater Paper Corp 10.625% 6/15/16	100,000	112,000
Clearwater Paper Corp 7.125% 11/1/18	10,000	10,600
FMG Resources - 144A 6.875% 2/1/18	95,000	95,000
FMG Resources - 144A 6.375% 2/1/16	50,000	49,875
FMG Resources - 144A 8.250% 11/1/19	55,000	57,750
FMG Resources - 144A 6.000% 4/1/17	15,000	14,850
FMG Resources - 144A 6.875% 4/1/22	35,000	34,125
PH Glatfelter 7.125% 5/1/16	75,000	76,687
Hexion Us Fin/Nova Scoti 8.875% 2/1/18	75,000	77,625
Hexion US Fin/Nova Scoti 9.000% 11/15/20	60,000	55,800
Huntsman International LLC 8.625% 3/15/20	35,000	39,112
Huntsman International LLC 5.500% 6/30/16	70,000	69,912
Huntsman International LLC 8.625% 3/15/21	50,000	56,125
Ineos Fin PLC - 144A 9.000% 5/15/15	145,000	153,881
Ineos Group Holdings PLC - 144A 8.500% 2/15/16	95,000	89,775
Longview Fibre Paper & Packaging - 144A 8.000% 6/1/16	20,000	20,375
(5)Newpage Corp 11.375% 12/31/14	40,000	26,800
(3)Noranda Aluminium Acquisition 4.659% 5/15/15	107,963	104,184
Novelis Inc 8.375% 12/15/17	80,000	86,800
Novelis Inc 8.750% 12/15/20	25,000	27,375
Packaging Dynamics Corp - 144A 8.750% 2/1/16	75,000	78,750
Polyone Corp 7.375% 9/15/20	60,000	63,600
Polypore International 7.500% 11/15/17	100,000	105,500
Rain CII Carbon LLC - 144A 8.000% 12/1/18	35,000	36,662
*(1)Reichhold Industries Inc - 144A 9.000% 8/15/14	320,000	166,400
Scotts Miracle-Gro Co 7.250% 1/15/18	45,000	48,487
Sealed Air Corp - 144A 8.125% 9/15/19	20,000	22,075
Sealed Air Corp - 144A 8.375% 9/15/21	20,000	22,475
Vertellus Specialties - 144A 9.375% 10/1/15	90,000	68,400
Vulcan Materials 6.500% 12/1/16	30,000	32,175
Vulcan Materials 7.500% 6/15/21	30,000	33,225
		2,403,537
Telecommunication Services (9.6%)
Block Communications Inc - 144A 7.250% 2/1/20	55,000	56,031
Centurylink Inc 5.800% 3/15/22	70,000	68,356
Cincinnati Bell Inc 8.375% 10/15/20	130,000	130,650
Clearwire Comm/Fin - 144A 12.000% 12/1/15	135,000	132,975
Clearwire Comm/Finance - 144A 14.750% 12/1/16	10,000	10,950
Cogent Communications - 144A 8.375% 2/15/18	60,000	63,900
Cricket Communications I 7.750% 10/15/20	50,000	49,125
Digicel Group Ltd - 144A 10.500% 4/15/18	100,000	110,500
GCI Inc 8.625% 11/15/19	95,000	103,431
(3)IPCS Inc 3.797% 5/1/14	77,001	72,381
ITC Deltacom Inc 10.500% 4/1/16	80,000	84,000
(3)Intelsat Luxembourg - 144A 11.500% 2/4/17	90,000	92,700
Intelsat Luxembourg 11.250% 2/4/17	60,000	62,400
(3)Intelsat Luxembourg 11.500% 2/4/17	65,000	67,600
Intelsat Jackson Holdings 11.250% 6/15/16	50,000	52,625
Integra Telecom - 144A 10.750% 4/15/16	50,000	46,000
Intelsat Jackson Holdings 7.250% 10/15/20	90,000	94,612
Intelsat Jackson Holdings 7.250% 4/1/19	65,000	68,331
Level 3 Escrow Inc - 144A 8.125% 7/1/19	70,000	72,275
Level 3 Financing Inc 9.375% 4/1/19	105,000	114,712
Level 3 Financing Inc - 144A 8.625% 7/15/20	45,000	47,250
Level 3 Communications 11.875% 2/1/19	50,000	57,000
Metropcs Wireless Inc 7.875% 9/1/18	125,000	131,562
Paetec Holding Corp 8.875% 6/30/17	65,000	70,525
Paetec Corp 9.875% 12/1/18	115,000	129,950
SBA Telecommunications 8.250% 8/15/19	60,000	66,150
*Sprint Capital Corp 8.750% 3/15/32	610,000	523,075
Sprint Nextel Corp - 144A 9.000% 11/15/18	160,000	175,600
Sprint Nextel Corp - 144A 7.000% 3/1/20	35,000	35,525
Syniverse Holdings Inc 9.125% 1/15/19	45,000	49,612
Texas Company Elec Hold LLC - 144A 11.500% 10/1/20	90,000	58,725
Windstream Corp 8.125% 9/1/18	25,000	26,750
Windstream Corp 7.500% 4/1/23	35,000	36,050
		2,961,328
Utilities (2.1%)
*AES Corp 9.750% 4/15/16	145,000	169,650
Calpine Corp - 144A 7.250% 10/15/17	30,000	31,800
Calpine Corp - 144A 7.875% 7/31/20	85,000	92,437
Calpine Corp - 144A 7.500% 2/15/21	100,000	106,750
Energy Future Holdings 10.000% 1/15/20	90,000	97,650
NRG Energy Inc 8.250% 9/1/20	40,000	39,400
NRG Energy Inc 7.625% 1/15/18	95,000	95,237
		632,924

TOTAL CORPORATE BONDS (COST: $27,800,785)		$28,667,395

COMMON STOCKS (0.0%)	Shares
(1)GMX Resources Inc (COST: $2,640)	1,960	$2,489

ESCROW RIGHTS (0.0%)	Shares
(1)GCB US Oncology Inc (COST: $0)	205,000	$4,100

SHORT-TERM SECURITIES (5.0%)	Shares
(4)Wells Fargo Advantage Cash Investment Money Market Fund 0.033% (COST: $1,540,480)	1,540,480	$1,540,480

TOTAL INVESTMENTS IN SECURITIES (COST: $29,343,905) (97.9%)		$30,214,464
OTHER ASSETS LESS LIABILITIES (2.1%)		661,686

NET ASSETS (100.0%)		$30,876,150

(1) Non-income producing security.
(2) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
(3) Interest or dividend is paid-in-kind, when applicable.
(4) Floating rate security. The rates for these securities are as of March 30, 2012.
(5) Issue is in default.

144A - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid. These securities amount to $8,383,644, representing 27.2% of net assets.

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# When-issued purchase as of March 30, 2012.

WILLISTON BASIN/MID-NORTH AMERICA STOCK FUND
Schedule of Investments March 30, 2012 (unaudited)
	Quantity	Fair Value
COMMON STOCK (95.5%)

Energy (82.9%)
Baker Hughes, Inc.	267,000	$11,197,980
*Basic Energy Svcs	621,000	10,774,350
*C&J Energy Services Inc	392,000	6,973,680
Calfrac Well Services Ltd	215,000	6,013,830
*Cameron International Corp	352,000	18,596,160
Canyon Services Group Inc	520,000	6,339,372
CARBO Ceramics Inc	183,000	19,297,350
*Continental Resources Inc	176,500	15,147,230
*Dresser-Rand Group Inc	185,000	8,582,150
Enbridge Inc	179,000	6,954,150
*Flotek Industries Inc	730,000	8,774,600
*GeoResources Inc	203,000	6,646,220
Halliburton Company	572,000	18,984,680
Helmerich & Payne Inc	142,000	7,660,900
Hess Corp	467,000	27,529,650
HollyFrontier Corp	200,000	6,430,000
*Key Energy Services Inc	685,000	10,583,250
Kinder Morgan Inc	185,000	7,150,250
*Kodiak Oil & Gas Corp	2,975,000	29,631,000
*Legacy Oil & Gas, Inc.	180,000	1,671,066
Lufkin Industries Inc	150,000	12,097,500
*Nabors Industries	501,000	8,762,490
National Oilwell Varco Inc	381,000	30,278,070
*Northern Oil and Gas, Inc.	520,000	10,784,800
*Oasis Petroleum	900,000	27,747,000
*Oil States Intl Inc	190,000	14,831,400
Pioneer Natural Resources	67,000	7,476,530
Pure Energy Services Ltd	680,000	5,324,400
Schlumberger Ltd	122,000	8,531,460
*Superior Energy Services	250,000	6,590,000
*Synergy Resources Corp	1,818,181	6,090,906
*Tesoro Corp	277,000	7,434,680
TransCanada Corp	395,000	16,985,000
*Triangle Petroleum Corp	415,000	2,863,500
*Whiting Petroleum Corp	354,000	19,222,200
Williams Companies Inc	206,000	6,346,860
*Weatherford International Ltd	847,000	12,781,230
		439,085,894
Industrials (2.8%)
Canadian Pacific Railway LTD	83,000	6,303,850
Caterpillar Inc	78,000	8,308,560
		14,612,410
Materials (8.1%)
Agrium Inc	103,600	8,947,932
CF Industries Holdings Inc	62,900	11,488,685
Goldcorp, Inc	150,000	6,759,000
PotashCorp	160,000	7,310,400
*Stillwater Mining Co	645,000	8,152,800
		42,658,817
Utilities (1.7%)
MDU Resources Group Inc	402,000	9,000,780

TOTAL COMMON STOCKS (COST: $495,394,100)		$505,357,901

SHORT-TERM SECURITIES (4.3%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.033% (COST: $22,968,997)	22,968,997	$22,968,997

TOTAL INVESTMENTS IN SECURITIES (COST: $518,363,097) (99.8%)		$528,326,898
OTHER ASSETS LESS LIABILITIES (0.2%)		1,077,717

NET ASSETS (100.0%)		$529,404,615

*Non-income producing
^Variable rate security; rate shown represents rate as of March 30, 2012.

INTEGRITY GROWTH & INCOME FUND
Schedule of Investments March 30, 2012 (unaudited)
	Quantity	Fair Value
COMMON STOCK (99.1%)

Consumer Discretionary (7.9%)
*NetFlix, Inc.	6,000	$690,240
NIKE Inc - Class B	8,000	867,520
Yum Brands	12,000	854,160
		2,411,920
Consumer Staples (4.2%)
The Coca-Cola Co	5,000	370,050
*Dean Foods Co	75,000	908,250
		1,278,300
Energy (21.9%)
Baker Hughes, Inc.	14,000	587,160
Canyon Services Group Inc	47,000	572,982
CARBO Ceramics Inc	5,000	527,250
*Continental Resources Inc	10,400	892,528
Halliburton Company	19,000	630,610
Hess Corp	7,600	448,020
*Kodiak Oil & Gas Corp	120,000	1,195,200
National Oilwell Varco Inc	13,500	1,072,845
Pure Energy Services Ltd	42,000	328,860
Schlumberger Ltd	7,000	489,510
		6,744,965
Financials (12.1%)
BlackRock Inc	5,400	1,106,460
JP Morgan Chase & Corp	38,500	1,770,230
Wells Fargo & Company	25,000	853,500
		3,730,190
Health Care (6.8%)
Merck & Co Inc	18,000	691,200
Thermo Fisher Scientific Inc	15,000	845,700
*Waters Corp	6,000	555,960
		2,092,860
Industrials (9.9%)
*Clean Harbors Inc	12,000	807,960
Emerson Electric Co	12,000	626,160
Snap-on Inc	14,000	853,580
Union Pacific Corp	7,000	752,360
		3,040,060
Information Technology (24.8%)
*Apple Inc.	3,800	2,277,986
*Cognizant Technology Solutions Corp	12,000	923,400
*EMC Corp	56,000	1,673,280
*Google Inc - Class A	1,175	753,457
Oracle Corp	26,000	758,160
Qualcomm Inc	12,000	816,240
*Super Micro Computer Inc	25,000	436,500
		7,639,023
Materials (7.8%)
Cliffs Natural Resources Inc	5,500	380,930
Goldcorp, Inc	10,000	450,600
NewMarket Corp	4,000	749,600
PotashCorp	18,000	822,420
		2,403,550
Telecommunication Services (1.5%)
AT&T Inc	15,000	468,450

Utilities (2.2%)
Black Hills Corp	20,000	670,600

TOTAL COMMON STOCKS (COST: $23,809,456)		$30,479,918

SHORT-TERM SECURITIES (1.2%)	Shares
^Wells Fargo Advantage Cash Investment Money Market Fund 0.033% (COST: $384,041)	384,041	$384,041

TOTAL INVESTMENTS IN SECURITIES (COST: $24,193,497) (100.3%)		$30,863,959
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.3%)		(95,645)

NET ASSETS (100.0%)		$30,768,314

*Non-income producing
^Variable rate security; rate shown represents rate as of March 30, 2012.

NOTE: INVESTMENT IN SECURITIES (unaudited)
March 30, 2012, the net unrealized appreciation (depreciation) based on the cost of investments for federal income tax purposes was as follows:
	Integrity High Income Fund	Williston Basin/Mid-North America Stock Fund	Integrity Growth & Income Fund
Investments at cost	$29,343,905	$518,363,097	$24,193,497
Unrealized appreciation	$1,385,301	$47,162,081	$7,155,505
Unrealized depreciation	($514,742)	($37,198,280)	($485,043)
Net unrealized appreciation (depreciation)*	$870,559	$9,963,801	$6,670,462

*Differences between financial reporting-basis and tax-basis unrealized appreciation/(depreciation) are due to differing treatment of wash sales and market discount.

NOTE: FAIR VALUE MEASUREMENTS (unaudited)

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in three broad levels: Level 1 inputs are based on quoted prices in active markets for identical securities. Level 2 inputs are based on significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 inputs are based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.) The following is a summary of the inputs used to value the Funds' investments as of March 30, 2012:

Integrity High Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,540,480	$0	$0	$1,540,480
Common Stock	$2,489	$0	$0	$2,489
Escrow Rights	$0	$4,100	$0	$4,100
Corporate Bonds	$0	$28,667,395	$0	$28,667,395
Total	$1,542,969	$28,671,495	$0	$30,214,464

Williston Basin/Mid-North America Stock Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$22,968,997	$0	$0	$22,968,997
Common Stock	505,357,901	0	0	505,357,901
Total	$528,326,898	$0	$0	$528,326,898

Integrity Growth & Income Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$384,041	$0	$0	$384,041
Common Stock	30,479,918	0	0	30,479,918
Total	$30,863,959	$0	$0	$30,863,959

Item 2. CONTROLS AND PROCEDURES.

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. EXHIBITS.

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Shannon D. Radke
Shannon D. Radke
President

May 25, 2012

By: /s/ Adam Forthun
Adam Forthun
Treasurer

May 25, 2012